Loan Impairment (Details) - Business Loan [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan loss
provision of impairment for loan loss	$ 1,427,157	$ 1,424,916